KEY MANAGEMENT COMPENSATION - Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Key Management Compensation [Abstract]
Salaries and director fees	$ 2,242,570	$ 4,134,306
Share-based payments	2,355,370	2,310,875
KEY MANAGEMENT COMPENSATION	$ 4,597,940	$ 6,445,181